Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary): | Aberdeen Emerging Markets Debt Local Currency Fund
Aberdeen Emerging Markets Debt Local Currency Fund

ABERDEEN FUNDS

(the “Trust”)

Aberdeen Asia Bond Institutional Fund

Supplement to the Trust’s Statutory Prospectus

dated February 28, 2011, as supplemented

Aberdeen Emerging Markets Debt Local Currency Fund

Supplement to the Trust’s Statutory Prospectus

dated April 25, 2011, as supplemented

The following bullet is added to the list of permissible types of bonds listed in the section entitled, “Summary – Aberdeen Asia Bond Institutional Fund – Principal Strategies” beginning on page 70 of the Trust’s Statutory prospectus dated February 28, 2011:

•                   private placements including securities issued under Regulation S (“Regulation S Securities”).

The following sentence is added to the end of the first paragraph in the section entitled, “Summary – Aberdeen Emerging Markets Debt Local Currency Fund – Principal Strategies” on page 2 of the Trust’s Statutory prospectus dated April 25, 2011:

The Fund may also invest in private placements including securities issued under Regulations S (“Regulation S Securities”).

The following information is added to the section entitled, “Summary – Aberdeen Asia Bond Institutional Fund – Principal Risks” beginning on page 71 of the Trust’s Statutory prospectus dated February 28, 2011, and to the section entitled, “Summary – Aberdeen Emerging Markets Debt Local Currency Fund – Principal Risks” beginning on page 3 of the Trust’s Statutory prospectus dated April 25, 2011:

Restricted Securities Risk – Investments in restricted securities, including Regulation S Securities, could have the effect of increasing the Fund’s level of illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Please keep this Supplement for future reference.

This Supplement is dated November 8, 2011.